Commitments and Contingencies (Details)											1 Months Ended				12 Months Ended
	Dec. 15, 2021 USD ($)	Dec. 15, 2021 CNY (¥)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 CNY (¥)	Mar. 23, 2021 USD ($)	Mar. 23, 2021 CNY (¥)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 CNY (¥)	Aug. 10, 2019 USD ($)	Aug. 10, 2019 CNY (¥)	Jul. 31, 2020 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Jul. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 22, 2021 USD ($)	Nov. 22, 2021 CNY (¥)	Aug. 10, 2021	Jun. 11, 2021 CNY (¥)	Aug. 09, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Nov. 11, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2017 CNY (¥)
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense															$ 427,493		$ 299,562	$ 167,526
Settlement awarded			$ 16,500,000	¥ 105,360,000
Payments by third party			5,600,000	¥ 35,860,000
Remaining unpaid and accrued interest			$ 10,900,000																						¥ 69,500,000
Restricted cash remaining frozen															$ 422,832
Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Lease term															10 years					10 years
Operating Leases, Rent Expense															$ 192,000	¥ 1,238,784
Operating lease annual rent															192,000	¥ 1,238,784
Shangchi Automobile [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount															155,000											¥ 1,000,000
Lease term																								1 year
Operating Leases, Rent Expense									$ 155,000	¥ 1,000,000
Shenzhen E-Motors [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount																					$ 14,500	$ 6,900	¥ 44,352					¥ 93,600	¥ 93,600	¥ 93,600			¥ 93,600	¥ 93,600
Lease term																						1 year	1 year					1 year
Forasen Group's [Member]
Commitments and Contingencies [Line Items]
Guaranty Liabilities														$ 9,000,000.0																					¥ 57,070,000
Line of Credit Facility, Expiration Date											Jul. 08, 2023			Jul. 23, 2020
Building Pledged As Collateral For Loans											$ 1,600,000																¥ 10,000,000
Forasen Group's [Member] | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damage sought												$ 4,600,000	¥ 29,500,000
Settlement awarded							$ 14,100,000	¥ 90,000,000
Potential payment obligation																															$ 14,100,000	¥ 90,000,000
Mr.Hengwei Chen | Shangchi Automobile [Member]
Commitments and Contingencies [Line Items]
Settlement awarded	$ 1,400,000	¥ 8,950,000
Remaining unpaid and accrued interest															$ 500,000					¥ 3,500,000
Debt Dispute Commitment Amount					$ 1,800,000	¥ 11,350,000
Mr.Hengwei Chen | Shangchi Automobile [Member] | Subsequent Event
Commitments and Contingencies [Line Items]
Restricted cash remaining frozen																			$ 422,832